Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and Banks	$ 9,672	$ 7,922	$ 13,920
Short-term investments	15	27	693
Financial assets at fair value through profit or loss	19,051	2,808	774
Total	$ 28,738	$ 10,757	$ 15,387	$ 9,758